Retention Receivables, Net	12 Months Ended
Mar. 31, 2025
Retention Receivables, Net [Abstract]
RETENTION RECEIVABLES, NET

9. RETENTION RECEIVABLES, NET

Retention receivables, net consists of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Retention receivables	341,132	597,580	76,811
Allowance for expected credit losses	(8,565)	(15,005)	(1,929)
Balance at end of year	332,567	582,575	74,882

Allowance for expected credit losses consists of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	—	8,565	1,101
Addition	8,565	6,440	828
Ending balance	8,565	15,005	1,929